Deferred tax - Temporary differences (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (4,096)	R (3,082)
Deferred tax liabilities	25,908	25,860
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,194	1,200
Deferred tax liabilities	32,233	31,009
Current assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(777)	(289)
Short- and long-term provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,296)	(1,560)
Deferred tax liabilities	(4,991)	(4,898)
Calculated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(3,267)	(1,705)
Deferred tax liabilities	(284)	(518)
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	57	11
Other Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(727)	(1,017)
Deferred tax liabilities	R (330)	R 545